Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Net income (loss)	$ (34,787)	$ (35,734)	$ (71,999)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Foreign exchange (gain) loss			(499)
Accounts receivable write offs			1,462
Other receivable write offs			2,207
Provision on accounts receivables & other current assets	4,371	13,637	21,999
Depreciation of property and equipment	149	93	395
Amortization of intangible assets	5,430	5,984	6,088
Loss on disposal of property and equipment	10
Impairment of inventory	782	(268)	864
Impairment of intangible assets	724
Impairment of long term investment			13,000
Deferred income tax benefits	(1,003)	(978)	1,572
Interest expense			338
Share-based compensation expenses	3,002	495	976
Gain on debt settlement	(26)
Gain on disposal of subsidiary	(10,096)
Non-employee compensation expenses	16,992	2,493
Contingency loss	3,065
MVNO BU management compensation		1,497
Effect of ASC 606 adoption		930
Changes in operating assets and liabilities, net of the effects of an acquisition:
Accounts receivable	1,560	(1,204)	41,185
Receivable from MVNO franchisees			3,317
Inventories	2,202	2,472	9,225
Deferred cost of revenues		6,931	(3,782)
Prepaid expenses and other current assets	(7,678)	(13,268)	(6,763)
Other non-current assets	(3,221)
Accounts payable	(2,984)	2,051	(29,138)
Accrued expenses and other payables	13,032	18,852	5,489
Unrecognized tax benefits			(101)
Advances from customers and contract liabilities	493	5,060	1,873
Amounts due to related parties	(351)	2,414	1,071
Deferred revenues	(28)	(10,695)	1,313
Long-term payable	(361)	(6,303)	2,497
Income tax payable	974	(89)	(264)
Deferred government grants		(1,864)	(93)
Right of use asset	(4)	1,499
Lease liabilities	(132)	(1,380)
Other non-current liabilities	84
Net cash generated from (used in) operating activities	(8,059)	(7,373)	2,581
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(72)	(117)	(155)
Purchases of intangible assets	(141)	(4,417)	(5,575)
Proceeds from disposal of non-controlling interest		5,296
Payments to acquiring non-controlling interest		(1,497)
Proceeds from disposal of a subsidiary, net of cash balance at disposed entity	4,172
Receipts of loans to third parties			1,469
Net cash (used in) generated from investing activities	3,959	(735)	(4,261)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares		10,399
Prepayment for repurchase of shares			(10,070)
Proceeds from short-term bank and other borrowings	5,300	5,000	1,124
Repayments of short-term bank and other borrowings	(7,905)	(11,003)	(2,594)
Proceeds from long-term bank borrowings	1,250	9,500	4,000
Repayments of long-term bank and other borrowings		(2,295)	(4,000)
Net cash generated from (used in) financing activities	(1,355)	11,601	(11,540)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	228	1,840	(324)
Net (decrease) increase in cash and cash equivalents and restricted cash	(5,227)	5,333	(13,544)
Cash and cash equivalents and restricted cash at the beginning of year	8,308	2,975	16,519
Cash and cash equivalents and restricted cash at the end of year	3,081	8,308	2,975
Less: cash and cash equivalents and restricted cash of discontinued operations at the end of year		2,296	1,044
Cash and cash equivalents and restricted cash of continuing operations at the end of year	3,081	6,012	1,931
Reconciliation of cash and cash equivalents and restricted cash of the continuing operations
Cash and cash equivalents of continuing operations at the end of year	3,044	1,001	1,931
Restricted cash of continuing operations at the end of year	30	5,011
Total cash and cash equivalents and restricted cash of continuing operations	3,060	6,012	1,931
Reconciliation of cash and cash equivalents and restricted cash of the discontinued operations
Cash and cash equivalents of discontinued operations at the end of year		1,528	336
Restricted cash of discontinued operations at the end of year		768	708
Total cash and cash equivalents and restricted cash of discontinued operations		2,296	1,044
Supplemental disclosures of cash flow information:
Interest paid	(3,614)	(4,972)	(2,580)
Interest received	8	43	14
Income tax paid	544	478	698
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in account payable, accrued expenses and other liabilities			50
Repurchase of shares for a decrease in prepayment		10,048
Issuance of shares for an increase in subscription receivable	4,080	15,287
Issuance of shares in exchange for advisory services	16,992	2,493
Debt settlements by issuance of ordinary shares	$ 3,439